Intangible Assets, Net - Schedule of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 2,178,287		¥ 2,265,898
Accumulated Amortization	(1,737,908)		(1,438,513)
Accumulated Impairment Amount	(14,374)		(14,374)
Net Carrying Amount	426,005	$ 65,021	813,011
Domain Name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	12,502		13,196
Accumulated Amortization	(3,130)		(2,389)
Net Carrying Amount	9,372		10,807
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	539		603
Accumulated Amortization	(100)		(70)
Net Carrying Amount	439		533
Insurance Agency License
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,848		2,848
Accumulated Amortization	(605)		(463)
Net Carrying Amount	2,243		2,385
Broadcasting License
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	86,667		86,667
Accumulated Amortization	(29,405)		(10,833)
Net Carrying Amount	57,262		75,834
Buyer and Customer Relationship
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	462,770		462,770
Accumulated Amortization	(462,770)		(462,770)
Brand
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	184,470		184,470
Accumulated Amortization	(172,110)		(172,110)
Accumulated Impairment Amount	(12,360)		(12,360)
Strategic Business Resources
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,405,551		1,492,404
Accumulated Amortization	(1,048,862)		(768,952)
Net Carrying Amount	356,689		723,452
Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	22,940		22,940
Accumulated Amortization	(20,926)		(20,926)
Accumulated Impairment Amount	¥ (2,014)		¥ (2,014)